Property and Equipment (Sound Concepts Inc.)	12 Months Ended
Dec. 31, 2018
Property and Equipment

3.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017

Furniture and fixtures	$57,000	$57,000
Office equipment	51,000	51,000

	108,000	108,000
Less: accumulated depreciation	(97,00)	(77,000)

	$11,000	$31,000

Depreciation expense amounted to $20,000 and $22,000 for the year ended December 31, 2018 and 2017, respectively.

Sound Concepts, Inc. [Member]
Property and Equipment

Note 5. Property and Equipment

	December 31,
	2018	2017	2016

Computers	$20,000	$20,000	$42,000
Furniture and fixture	26,000	26,000	26,000
Machinery and equipment	141,000	127,000	127,000
Software	113,000	113,000	142,000
Vehicles	122,000	110,000	110,000
Leasehold Improvement	30,000	-	-
Total property and equipment	452,000	396,000	447,000
Accumulated Depreciation	(340,000)	(350,000)	(347,000)
Total property and equipment, net	$112,000	$46,000	$100,000

Depreciation expense for the years ended December 31, 2018, 2017 and 2016 amounted to $35,000, $59,000 and $67,000, respectively.

During the year ended December 31, 2017, the Company disposed of certain fully depreciated property and equipment with an aggregate cost of $54,000.

During the year ended December 31, 2018, the Company disposed of a fully depreciated vehicle with a cost of $45,000. As a part of the disposal, the Company received a trade in allowance of $20,000 that was recorded as part of other income (expense) in the accompanying financial statements.